Consolidated Statements of Cash Flows (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended	24 Months Ended
	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2011	Apr. 30, 2012
Operating Activities
Net loss for the period	$ (133)	$ (416,182)	$ (9,760)	$ (19,032)	$ (19,165)	$ (435,347)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			135	135	135	135
Loss on sale of fixed assets				(442)	(442)	(442)
Shares issued for services		300,000				300,000
Changes in operating assets and liabilities:
Accounts payable				238	238
Accounts receivable		(350)				(350)
Prepaid expenses		(2,839)		(5,836)	(5,836)	(8,675)
Accounts payable and accrued liabilities		29,372				29,610
Security deposits		(16,000)				(16,000)
Net Cash Used In Operating Activities	(133)	(105,999)	(9,625)	(24,053)	(24,186)	(130,185)
Investing Activities
Sale of fixed assets				600	600	600
Purchase of fixed assets			(1,177)	(1,177)	(1,177)	(1,177)
Net Cash Used In Investing Activities			(1,177)	(577)	(577)	(577)
Financing Activities
Proceeds from related party	117	11,500		1,000	1,117	12,617
Proceeds from promissory note		20,000				20,000
Proceeds from issuance of common shares	8,000	80,000	17,000	24,000	32,000	112,000
Proceeds from common stock subscribed		15,000				15,000
Net Cash Provided by Financing Activities	8,117	126,500	17,000	25,000	33,117	159,617
Change in Cash	7,984	20,501	6,198	370	8,354	28,855
Cash, beginning of the year		8,354	7,984	7,984
Cash, ending of the year	7,984	28,855	14,183	8,354	8,354	28,855
Cash paid for:
Interest paid
Income tax paid
Non-cash investing and financing activities
Forgiveness of related party debt		12,617				12,617
Cancellation of common shares		80,000				80,000
Non-Cash Activities